UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Errol M Rudman

Address:  153 East 53rd Street
          48th Floor
          New York, NY 10022

13F File Number: 28-2596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Errol M Rudman
Title:    Investment Manager
Phone:    (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman             New York, New York              May 4, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  $220,466
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                      FORM 13F INFORMATION TABLE
                                                            Errol M Rudman
                                                            March 31, 2005
COLUMN 1                               COLUMN  2        COLUMN 3     COLUMN 4          COLUMN 5   COLUMN 6  COLUMN 7    COLUMN 8

                                        TITLE                        VALUE    SHRS OR  SH/ PUT/   INVSTMNT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS        CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETN  MGRS  SOLE  SHARED  NONE
--------------                          --------        -----       --------  -------  --- ----   --------  ----  ----  ------  ----
AKAMAI TECHNOLOGIES INC                 COMMON STOCK    00971T101     3,539   278,025  SH         SOLE            278,025
AMERICAN EQUITY INVESTMENT
  LIFE HOLDING CO                       COMMON STOCK    025676206       359    28,100  SH         SOLE             28,100
AMGEN CORP                              COMMON STOCK    031162100     3,308    56,835  SH         SOLE             56,835
AMPHENOL CORP NEW-CL A                  COMMON STOCK    032095101     5,654   152,655  SH         SOLE            152,655
ASPREVA PHARMACEUTICALS CORP            COMMON STOCK    04538T109     1,455   100,000  SH         SOLE            100,000
BEACON ROOFING SUPPLY INC               COMMON STOCK    073685109     6,032   275,600  SH         SOLE            275,600
BOMBAY CO INC                           COMMON STOCK    097924104     1,289   243,200  SH         SOLE            243,200
CABLEVISION SYSTEMS CORP-CL A           CL A NY CABLVS  12686C109     5,349   190,690  SH         SOLE            190,690
CAREMARK RX INC                         COMMON STOCK    141705103     4,137   104,000  SH         SOLE            104,000
CELANESE CORP-SERIES A                  COM SER A       150870103     1,448    80,500  SH         SOLE             80,500
CELL GENESYS INC                        COMMON STOCK    150921104       511   112,750  SH         SOLE            112,750
CENTEX CORP                             COMMON STOCK    152312104     5,212    91,000  SH         SOLE             91,000
CIT GROUP INC                           COMMON STOCK    125581108     3,643    95,875  SH         SOLE             95,875
CITIGROUP INC                           COMMON STOCK    172967101     5,204   115,800  SH         SOLE            115,800
COMPUTER ASSOCIATES INTERNATIONAL INC   COMMON STOCK    204912109     5,934   218,950  SH         SOLE            218,950
DELTA AIR LINES INC                     COMMON STOCK    247361108     1,013   250,000  SH         SOLE            250,000
DENDREON CORP                           COMMON STOCK    24823Q107       646   118,500  SH         SOLE            118,500
ECHOSTAR COMMUNICATIONS CORP            CL A            278762109     3,466   118,500  SH         SOLE            118,500
FTD GROUP INC                           COMMON STOCK    30267U108     3,966   327,200  SH         SOLE            327,200
HCA-HEALTHCARE CO                       COMMON STOCK    404119109     7,103   132,600  SH         SOLE            132,600
INTERGRAPH CORP                         COMMON STOCK    458683109     2,071    71,900  SH         SOLE             71,900
INTERLINE BRANDS INC                    COMMON STOCK    458743101     2,557   133,800  SH         SOLE            133,800
J P MORGAN CHASE & CO                   COMMON STOCK    46625H100     5,054   146,080  SH         SOLE            146,080
LAS VEGAS SANDS CORP                    COMMON STOCK    517834107     4,023    89,400  SH         SOLE             89,400
LIBERTY MEDIA INTERNATIONAL INC-CL A    COM SER A       530719103    11,252   257,252  SH         SOLE            257,252
LIFEPOINT HOSPITALS INC                 COMMON STOCK    53219L109     8,606   196,300  SH         SOLE            196,300
LIONS GATE ENTERTAINMENT CORP           COMMON STOCK    535919203     1,442   130,500  SH         SOLE            130,500
MEDCO HEALTH SOLUTIONS INC              COMMON STOCK    58405U102     2,605    52,550  SH         SOLE             52,550
MERRILL LYNCH & CO INC                  COMMON STOCK    590188108     7,072   124,950  SH         SOLE            124,950
MOHAWK INDUSTRIES INC                   COMMON STOCK    608190104     7,147    84,775  SH         SOLE             84,775
NEKTAR THERAPEUTICS                     COMMON STOCK    640268108     1,052    75,500  SH         SOLE             75,500
PULTE HOMES INC                         COMMON STOCK    745867101     6,693    90,900  SH         SOLE             90,900
RITCHIE BROS AUCTIONEERS INC            COMMON STOCK    767744105     5,530   175,000  SH         SOLE            175,000
RUSH ENTERPRISES INC-CL A               CL A            781846209     3,550   226,400  SH         SOLE            226,400
SCHWAB (CHARLES) CORP                   COMMON STOCK    808513105     2,102   200,000  SH         SOLE            200,000
SWIFT TRANSPORATION CO INC              COMMON STOCK    870756103       996    45,000  SH         SOLE             45,000
SYMBOL TECHNOLOGIES INC                 COMMON STOCK    871508107     6,575   453,775  SH         SOLE            453,775
TELIK INC                               COMMON STOCK    87959M109       544    36,100  SH         SOLE             36,100
TIME WARNER INC                         COMMON STOCK    887317105     3,831   218,300  SH         SOLE            218,300
TIME WARNER TELECOM INC                 CL A            887319101     3,542   892,220  SH         SOLE            892,220
TOYS R US INC                           COMMON STOCK    892335100     6,157   239,000  SH         SOLE            239,000
UNITEDGLOBALCOM INC-CL A                CL A            913247508     4,115   435,000  SH         SOLE            435,000
UNUMPROVIDENT CORP                      COMMON STOCK    91529Y106     5,319   312,500  SH         SOLE            312,500
VERINT SYSTEMS INC                      COMMON STOCK    92343X100     4,927   141,020  SH         SOLE            141,020
WABASH NATIONAL CORP                    COMMON STOCK    929566107     3,339   136,850  SH         SOLE            136,850
AKAMAI TECHNOLOGIES INC                 COMMON STOCK    00971T101     1,082    85,000  SH  CALL   SOLE             85,000
AKAMAI TECHNOLOGIES INC                 COMMON STOCK    00971T101     1,082    85,000  SH  PUT    SOLE             85,000
CISCO SYSTEMS INC                       COMMON STOCK    17275R102     3,578   200,000  SH  CALL   SOLE            200,000
INTEL CORP                              COMMON STOCK    458140100     1,394    60,000  SH  CALL   SOLE             60,000
MERRILL LYNCH & CO INC                  COMMON STOCK    590188108    33,960   600,000  SH  CALL   SOLE            600,000

                                                        TOTAL:      220,466

70300.0000 #567972